Significant Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Inventories	¥ 3,650	¥ 2,474
Property, plant and equipment	7,570	6,894
Accrued bonus	2,324	2,497
Accrued enterprise tax	317	252
Pension and severance plans	3,677	4,617
Operating loss carryforwards for tax purposes	6,672	5,000
Foreign tax credit	7,880	7,222
Accrued vacation	949	859
Accrued expenses	1,839	1,550
Other	1,903	1,485
Gross deferred tax assets	36,781	32,850
Less-Valuation allowance	(9,786)	(6,235)
Net deferred tax assets	26,995	26,615
Deferred tax liabilities:
Basis difference of acquired assets	(3,613)	(2,672)
Undistributed earnings not permanently reinvested	(6,097)	(2,428)
Marketable securities	(125)	(1,401)
Intangible assets	(1,068)	(1,207)
Transfer pricing adjustments	(9,363)
Other	(1,172)	(254)
Gross deferred tax liabilities	(21,438)	(7,962)
Net deferred tax assets	¥ 5,557	¥ 18,653